Share-based Compensation Expense (Share-based Compensation Expense Recognized for Share Awards of Sohu and Changyou) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ (30)	$ 708	$ 4,939
Capitalized share-based compensation expense	0	0	0
Sohu (excluding Fox Video) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	73	96	677
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ (103)	$ 612	$ 4,262